Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(4)	Earnings Per Share

Basic net earnings per share is computed using the weighted-average number of common shares outstanding. The dilutive effect of potential common shares outstanding is included in diluted net earnings per share. The computations of basic net earnings per share and diluted net earnings per share for three months and nine months ended September 30, 2011 and 2010 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Net income attributable to common shareholders - Basic	$4,975,739	$4,337,980	$14,016,926	$10,597,145

Add: cumulative dividends attributable to
6% convertible preferred stock	100,081	-	300,243	-

Net income attributable to
common shareholders - Diluted	$5,075,820	$4,337,980	$14,317,169	$10,597,145

Weighted average number of common shares
outstanding - Basic	19,600,305	18,200,305	19,600,305	18,200,305

Dilutive effect of preferred stock conversion	2,224,020	-	2,224,020	-

Weighted average number of common shares
outstanding - Diluted	21,824,325	18,200,305	21,824,325	18,200,305

Earnings per share:
Basic	$0.25	$0.24	$0.72	$0.58

Diluted	$0.23	$0.24	$0.66	$0.58